Cash, Cash Equivalents and Investments - Schedule of Cash, Cash Equivalents and Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents due in 90 days or less, Cost	$ 76,928	$ 51,319	$ 110,501	$ 106,140
Investments, Cost	46,361	60,476
Total cash, cash equivalents and investments, Cost	123,289	111,795
Investments, Gross unrealized gains	7	9
Investments, Gross unrealized losses	(193)	(138)
Investments, Estimated fair value	46,175	60,347
Cash and cash equivalents due in 90 days or less, Estimated fair value	76,928	51,319
Total cash, cash equivalents and investments, Estimated fair value	123,103	111,666
Total cash, cash equivalents and investments, Estimated fair value, Gross unrealized gains	7	9
Total cash, cash equivalents and investments, Estimated fair value, Gross unrealized losses	(193)	(138)
U.S. Treasury Securities Due in One Year or Less [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost		3,501
Investments, Gross unrealized gains		5
Investments, Estimated fair value		3,506
Non-U.S. Government Securities Due in One Year or Less [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	9,503	14,515
Investments, Gross unrealized gains	7	2
Investments, Gross unrealized losses	(35)	(23)
Investments, Estimated fair value	9,475	14,494
Corporate Securities Due in One Year or Less [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	33,356	42,460
Investments, Gross unrealized gains		2
Investments, Gross unrealized losses	(150)	(115)
Investments, Estimated fair value	33,206	$ 42,347
Corporate Securities Due in More Than One Year [Member]
Cash And Cash Equivalents [Line Items]
Investments, Cost	3,502
Investments, Gross unrealized losses	(8)
Investments, Estimated fair value	$ 3,494